Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill	the changes in the carrying amount of goodwill from 2023 to 2024 was as follows:

	2023	2024	2024
	RMB	RMB	US$
Balance as of January 1	3,826,147	3,820,823	523,451
Disposal of subsidiaries or business	(5,324)	—	—
Balance as of December 31	3,820,823	3,820,823	523,451